UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                     DATE OF FISCAL YEAR END: APRIL 30, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

      APRIL 30, 2005    ANNUAL REPORT

                        Schroder North American Equity Fund

[LOGO OMITTED] SCHRODERS

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SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

                                                    June 13, 2005

Dear Shareholder:

We are pleased to provide the Annual Report to shareholders of the Schroder North American Equity Fund, which covers the year ended April 30, 2005. The Report includes information designed to help you understand the status of your investment--the Management Discussion and Analysis prepared by the portfolio manager explains how the Fund put your money to work; the Schedule of Investments gives you a point-in-time picture of the holdings in the Fund; and other information includes a thorough breakdown of how much you pay Schroders to manage your assets. We encourage you to read the Report and thank you for making Schroders part of your financial plan.

The past year offered investors in most asset classes positive returns, although the first four months of 2005 were difficult. In the final months of last year, we believe that investors were fairly optimistic about the world economic picture. They bought stocks and riskier bonds, and drove prices up through January. But by mid-February, gloom recaptured the market--rising U.S. interest rates, the specter of potential inflation, and higher oil prices all combined to raise doubts about the global economy's future growth. By March, investors, long complacent about skyrocketing oil prices, saw signs in the U.S. and Europe that higher fuel costs were beginning to impact consumer spending and business confidence. One bright spot continued to be Asia, where China and Korea are powering economic growth, and even Japan, so long in the doldrums, is beginning to recover.

Given factors in the rest of the world, however, investors turned cautious and the market shifted momentum in a number of areas. After a six-year run of underperformance compared to small-cap stocks, U.S. large-caps found favor with investors over the past six months. Non-U.S. companies of all sizes generally performed very well, as the falling dollar helped boost returns. In the U.S., market weakness was concentrated in those areas that are particularly sensitive to interest rates--financial services and consumer goods, for example--and technology stocks in general, which cannot seem to establish a new equilibrium following the excesses of the past decade.

With oil priced in excess of $50 a barrel for most of the past six months, energy stocks were stellar performers, as were drillers, oil service companies and gasoline retailers.

The U.S. continues to grow at a stronger than expected rate, and the U.S. Federal Reserve governors have not indicated that the recent round of interest rate increases (along with higher oil prices) have accomplished the desired results. At the same time, inflation is mild and the economy appears to be growing within reasonable ranges. At present, we believe that the Federal Reserve will raise rates more than the market currently expects, continuing to evaluate further action this year. As a consequence, investors are nervous about the world's stock markets, and the recent rejection of the European constitution didn't do much to calm them. The U.S. and the global economies depend on continued consumer spending to keep company earnings growing--the availability of cheap credit is a big part of that equation.

We expect market volatility to continue through the end of the year, and that higher quality securities will continue to find favor with investors. We do not see the current soft patch as the start of a more significant downturn in growth. However, in the absence of any major stimulus from fiscal or monetary policy, we believe that the economy is unlikely to experience much acceleration either.

In this type of environment, we believe that the investor who maintains a diversified portfolio--both across asset classes and geographic borders--should be able to weather the bumpy periods better than those who have high concentrations in one or two sectors. We encourage you to consult with your financial advisor to ascertain whether your current mix of investments is suitable for your long-term objectives.

--------------------------------------------------------------------------------

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SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

Again, we thank you for including Schroders in your financial plan and we look forward to our continued relationship.

                                                    Sincerely,


                                                    /s/ Mark A. Hemenetz

                                                    Mark A. Hemenetz, CFA
                                                    President

THE VIEWS EXPRESSED IN THE FOLLOWING REPORT ARE THOSE OF THE FUND'S PORTFOLIO MANAGER AS OF THE DATE SPECIFIED, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGER ON THE DATE THIS ANNUAL REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS. CERTAIN SECURITIES DESCRIBED IN THIS REPORT MAY NO LONGER BE HELD BY THE FUND AND THEREFORE NO LONGER APPEAR IN THE SCHEDULE OF INVESTMENTS AS OF APRIL 30, 2005.

--------------------------------------------------------------------------------

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SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS (AS OF JUNE 13, 2005)

PERFORMANCE

In the twelve months ended April 30, 2005, we are pleased to report that the Schroder North American Equity Fund rose 7.59%, compared to the FTSE North America Index (the "Index"), a broad-based basket of North American stocks, which rose 7.54%. For the same twelve-month period, the S&P 500 Index increased 6.34%.

Positive stock selection in the business support services and insurance industries produced a helpful contribution to relative performance. The Fund also benefited from a timely increase to the pharmaceuticals sector, as the performance of these more defensive large-cap stocks started to improve.

MARKET BACKGROUND

After a six-year run of underperformance compared to small-cap stocks, U.S. large-caps outperformed small-caps (down 0.15%, as measured by the Russell 2000 Index) over the last half of the period. U.S. stocks continued to feel the pain of the falling dollar, and non-U.S. companies performed considerably better (up 8.71%, for the same six-month period ended April 30, 2005, as measured by the MSCI EAFE Index) than their American counterparts.

The North American economies continue to grow at a stronger than expected rate: the U.S. Federal Reserve's gradual tightening of credit (along with higher oil prices) appears to be holding inflation in check without bringing growth to a standstill. Investors are nervous about the world's stock market--amid fears that higher interest rates might deter debt-heavy American consumers from spending. In the first four months of 2005, investors favored U.S. debt (up 0.87% as measured by the Lehman Brothers Aggregate Bond Index) over stocks (down 4.00%, as measured by the S&P 500 Index).

PORTFOLIO REVIEW

One of the greatest changes to the Fund's positioning over the past year was the reduction to the utilities sector. The utilities sector was the second best-performer in 2004, which is highly unusual against a background of strongly rising markets, and we believe that utilities stocks had begun to offer poor relative value. The Fund also remained slightly underweight in traditional value stocks such as real estate and chemicals companies, as these continued to appear expensive to us. The Fund added instead to high quality, large capitalization stocks, which had become relatively cheap over the past five years. The Fund ended the period slightly overweighted in beverage and food products companies.

OUTLOOK

We view the recent increase in risk aversion in the U.S. as a typical response to increased uncertainty, and expect pessimism will persist while the U.S. continues to tighten the money supply. Quality strategies (particularly financial strength) could reasonably be expected to perform well in this environment, and large-cap stocks might also continue to outperform riskier small-cap ones. Financial strength, a defensive counter-cyclical variable, has been a successful strategy in previous periods in which markets have had to contend with slowing economic growth (1990) and rising interest rates (1994).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
               SCHRODER NORTH AMERICAN EQUITY FUND VS. FTSE NORTH
                     AMERICAN INDEX AND THE S&P 500 INDEX.

[LINE GRAPH OMITTED; PLOT POINTS FOLLOW]

                    Schroder
                  North American     FTSE            S&P 500
                  Equity Fund        NA Index         Index
9/17/03             $10,000          $10,000        $10,000
4/04                $11,260          $11,231        $11,229
4/05                $12,114          $12,077        $11,941

PERFORMANCE INFORMATION
                                                       One Year      Annualized
                                                        Ended          Since
                                                    April 30, 2005   Inception*
                                                    --------------   ----------
Schroder North American Equity Fund ..............       7.59%         10.69%
FTSE North American Index** ......................       7.54          10.43
S&P 500 Index** ..................................       6.34           9.58

 *    The Fund commenced operations on September 17, 2003.

** The FTSE North American Index is a market capitalization value weighted composite index of over 700 U.S. and Canadian companies and reflects the reinvestment of dividends. The S&P 500 Index is a market capitalization value weighted composite index of 500 large capitalization U.S. companies and reflects the reinvestment of dividends.

"TOTAL RETURN" IS CALCULATED INCLUDING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. RESULTS REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS. THE VALUE OF AN INVESTMENT IN THE FUND AND THE RETURN ON INVESTMENT BOTH WILL FLUCTUATE AND REDEMPTION PROCEEDS MAY BE HIGHER OR LOWER THAN AN INVESTOR'S ORIGINAL COST.

                                SECTOR ALLOCATION

SECTOR                                                          % OF INVESTMENTS
--------------------------------------------------------------------------------

   Health & Personal Care                                                   15.3
   Commercial & Other Banks                                                 10.7
   Financial Institution & Services                                          8.7
   International Oil, Crude &
     Petroleum Products                                                      8.7
   Business Services & Computer Services                                     6.2
   Retail Trade                                                              6.0
   Electric, Gas Utilities & Telephone                                       5.8
   Computers/Telecommunications &
     Office Equipment                                                        4.4
   Media                                                                     4.1
   Multi-Line Property & Casualty Insurance                                  4.0

SECTOR                                                          % OF INVESTMENTS
--------------------------------------------------------------------------------

   Beverage & Tobacco                                                        3.4
   Electronics & Instrument/Control
     Equipment                                                               3.2
   Aerospace & Defense                                                       2.1
   Chemicals                                                                 2.0
   Entertainment, Leisure & Toys                                             1.4
   Food & Grocery Products                                                   1.4
   Transportation & Storage                                                  1.3
   Machinery & Engineering Services                                          1.0
   Mining, Metals & Minerals                                                 1.0
   Other                                                                     6.6
   Short-Term Investments                                                    2.7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SUMMARY SCHEDULE OF INVESTMENTS*
APRIL 30, 2005

                                                       % of
  Shares                                            Net Assets       Value $
  ------                                            -----------   -------------

            COMMON STOCK  - 96.3%
            BERMUDA  - 1.1%
            DIVERSIFIED INDUSTRIAL - 0.4%
            Other Securities                                0.4       3,516,457
                                                                  -------------
            MACHINERY & ENGINEERING SERVICES - 0.0%
            Other Securities                                0.0         331,617
                                                                  -------------
            MULTI-LINE PROPERTY & CASUALTY
            INSURANCE - 0.7%
            Other Securities                                0.7       5,844,971
                                                                  -------------
            TRANSPORTATION & STORAGE - 0.0%
            Other Securities                                0.0         293,580
                                                                  -------------
            Total Bermuda                                             9,986,625
                                                                  -------------
            CANADA  - 4.0%
            AUTO COMPONENTS - 0.1%
            Other Securities                                0.1         887,640
                                                                  -------------
            BEVERAGE & TOBACCO - 0.0%
            Other Securities                                0.0          89,406
                                                                  -------------
            BUSINESS SERVICES & COMPUTER
            SERVICES - 0.0%
            Other Securities                                0.0          13,376
                                                                  -------------
            CHEMICALS - 0.1%
            Other Securities                                0.1         912,799
                                                                  -------------
            COMMERCIAL & OTHER BANKS - 1.0%
            Other Securities                                1.0       9,133,090
                                                                  -------------
            COMPUTERS/TELECOMMUNICATIONS
            & OFFICE EQUIPMENT - 0.2%
            Other Securities                                0.2       1,631,343
                                                                  -------------
            ELECTRIC, GAS UTILITIES & TELEPHONE - 0.4%
            Other Securities                                0.4       3,548,071
                                                                  -------------
            FINANCIAL INSTITUTION & SERVICES - 0.3%
            Other Securities                                0.3       2,447,542
                                                                  -------------
            FOOD & GROCERY PRODUCTS - 0.0%
            Other Securities                                0.0         274,156
                                                                  -------------
            FORESTRY & PAPER PRODUCTS - 0.0%
            Other Securities                                0.0         129,084
                                                                  -------------
            HEALTH & PERSONAL CARE - 0.0%
            Other Securities                                0.0         100,535
                                                                  -------------

                                                       % of
  Shares                                            Net Assets       Value $
  ------                                            -----------   -------------

            INTERNATIONAL OIL, CRUDE & PETROLEUM
            PRODUCTS - 0.8%
            Other Securities                                0.8       7,444,551
                                                                  -------------
            MEDIA - 0.3%
            Other Securities                                0.3       2,927,824
                                                                  -------------
            MINING, METALS & MINERALS - 0.5%
            Other Securities                                0.5       4,565,721
                                                                  -------------
            REAL ESTATE - 0.0%
            Other Securities                                0.0          21,255
                                                                  -------------
            RETAIL TRADE - 0.2%
            Other Securities                                0.2       1,302,354
                                                                  -------------
            TEXTILES & WEARING APPAREL - 0.0%
            Other Securities                                0.0          12,739
                                                                  -------------
            TRANSPORTATION & STORAGE - 0.1%
            Other Securities                                0.1         465,092
                                                                  -------------
            Total Canada                                             35,906,578
                                                                  -------------
            CAYMAN ISLANDS  - 0.4%
            AEROSPACE & DEFENSE - 0.1%
            Other Securities                                0.1         604,350
                                                                  -------------
            COMPUTERS/TELECOMMUNICATIONS
            & OFFICE EQUIPMENT - 0.1%
            Other Securities                                0.1         821,918
                                                                  -------------
            MULTI-LINE PROPERTY & CASUALTY
            INSURANCE - 0.2%
            Other Securities                                0.2       1,840,313
                                                                  -------------
            Total Cayman Islands                                      3,266,581
                                                                  -------------
            ISRAEL  - 0.1%
            BUSINESS SERVICES & COMPUTER
            SERVICES - 0.1%
            Other Securities                                0.1         636,063
                                                                  -------------
            NETHERLANDS  - 0.0%
            MINING, METALS & MINERALS - 0.0%
            Other Securities                                0.0           4,119
                                                                  -------------
            PUERTO RICO  - 0.0%
            COMMERCIAL & OTHER BANKS - 0.0%
            Other Securities                                0.0         497,539
                                                                  -------------
            SWITZERLAND  - 0.2%
            HEALTH & PERSONAL CARE - 0.2%
            Other Securities                                0.2       1,542,300
                                                                  -------------

The accompanying notes are an integral part of the financial statements.

* This section shows the Fund's 50 largest portfolio holdings in unaffiliated issuers and any holding exceeding 1% of the Fund's net assets. The remaining securities held by the Fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the end of the report period by calling the Schroder Funds service center at
  1.800.464.3108. This complete schedule, filed on the Fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

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                                        5
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SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005

                                                       % of
  Shares                                            Net Assets       Value $
  ------                                            -----------   -------------

            UNITED STATES  - 90.5%
            AEROSPACE & DEFENSE - 2.0%
    43,287  United Technologies                             0.5       4,403,154
            Other Securities                                1.5      13,299,852
                                                                  -------------
                                                                     17,703,006
                                                                  -------------
            AUTO COMPONENTS - 0.3%
            Other Securities                                0.3       2,948,674
                                                                  -------------
            AUTOMOBILES - 0.5%
            Other Securities                                0.5       4,527,986
                                                                  -------------
            BEVERAGE & TOBACCO - 3.4%
   119,187  Altria Group                                    0.9       7,745,963
   200,282  Coca-Cola                                       1.0       8,700,250
   132,531  PepsiCo                                         0.8       7,374,025
            Other Securities                                0.7       6,182,661
                                                                  -------------
                                                                     30,002,899
                                                                  -------------
            BUILDING & CONSTRUCTION - 0.9%
            Other Securities                                0.9       7,897,089
                                                                  -------------
            BUSINESS SERVICES & COMPUTER
            SERVICES - 6.1%
   131,355  International
              Business Machines                             1.1      10,032,895
   804,761  Microsoft                                       2.3      20,360,453
   422,660  Oracle (1)                                      0.6       4,885,950
            Other Securities                                2.1      18,674,259
                                                                  -------------
                                                                     53,953,557
                                                                  -------------
            CHEMICALS - 2.0%
    70,540  3M                                              0.6       5,394,194
    91,304  Dow Chemical                                    0.5       4,193,593
            Other Securities                                0.9       7,608,864
                                                                  -------------
                                                                     17,196,651
                                                                  -------------
            COMMERCIAL & OTHER BANKS - 9.6%
   302,673  Bank of America                                 1.5      13,632,392
   392,840  Citigroup                                       2.1      18,447,766
   227,325  JPMorgan Chase                                  0.9       8,067,764
   197,988  U.S. Bancorp                                    0.6       5,523,865
    72,522  Wachovia                                        0.4       3,711,676
    84,514  Wells Fargo                                     0.6       5,065,769
            Other Securities                                3.5      30,655,328
                                                                  -------------
                                                                     85,104,560
                                                                  -------------

                                                       % of
  Shares                                            Net Assets       Value $
  ------                                            -----------   -------------

            COMPUTERS/TELECOMMUNICATIONS
            & OFFICE EQUIPMENT - 4.1%
   428,330  Cisco Systems (1)                               0.8       7,401,542
   156,398  Dell (1)                                        0.6       5,447,342
   260,157  Hewlett-Packard                                 0.6       5,325,414
   122,292  Qualcomm                                        0.5       4,266,768
            Other Securities                                1.6      13,601,691
                                                                  -------------
                                                                     36,042,757
                                                                  -------------
            DIVERSIFIED CONSUMER GOODS/
            SERVICES - 0.4%
            Other Securities                                0.4       3,081,899
                                                                  -------------
            DIVERSIFIED INDUSTRIAL MANUFACTURING - 0.0%
            Other Securities                                0.0         200,287
                                                                  -------------
            ELECTRIC, GAS UTILITIES & TELEPHONE - 5.4%
   136,983  BellSouth                                       0.4       3,628,680
   191,084  SBC Communications                              0.5       4,547,799
   200,360  Verizon
              Communications                                0.8       7,172,888
            Other Securities                                3.7      32,337,589
                                                                  -------------
                                                                     47,686,956
                                                                  -------------
            ELECTRICAL EQUIPMENT - 0.1%
            Other Securities                                0.1         992,414
                                                                  -------------
            ELECTRONICS & INSTRUMENT/CONTROL
            EQUIPMENT - 3.2%
   490,272  Intel                                           1.3      11,531,197
            Other Securities                                1.9      16,888,445
                                                                  -------------
                                                                     28,419,642
                                                                  -------------
            ENTERTAINMENT, LEISURE & TOYS - 1.4%
            Other Securities                                1.4      12,466,643
                                                                  -------------
            FINANCIAL INSTITUTION & SERVICES - 8.4%
    69,476  Freddie Mac                                     0.5       4,274,163
   754,009  General Electric                                3.1      27,295,126
    71,876  Morgan Stanley                                  0.4       3,782,115
            Other Securities                                4.4      38,861,235
                                                                  -------------
                                                                     74,212,639
                                                                  -------------
            FOOD & GROCERY PRODUCTS - 1.4%
            Other Securities                                1.4      11,938,181
                                                                  -------------
            FORESTRY & PAPER PRODUCTS - 0.4%
            Other Securities                                0.4       3,239,913
                                                                  -------------

The accompanying notes are an integral part of the financial statements.
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                                        6
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SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005

                                                       % of
  Shares                                            Net Assets       Value $
  ------                                            -----------   -------------

            HEALTH & PERSONAL CARE - 15.1%
   126,337  Abbott Laboratories                             0.7       6,210,727
    97,566  Amgen (1)                                       0.6       5,679,317
   182,979  Bristol-Myers Squibb                            0.5       4,757,454
    95,452  Eli Lilly                                       0.6       5,581,078
   227,395  Johnson & Johnson                               1.8      15,606,119
    97,622  Medtronic                                       0.6       5,144,679
   182,163  Merck                                           0.7       6,175,326
   573,177  Pfizer                                          1.8      15,573,219
   185,254  Procter & Gamble                                1.1      10,031,504
    53,638  UnitedHealth Group                              0.6       5,069,327
            Other Securities                                6.1      53,657,701
                                                                  -------------
                                                                    133,486,451
                                                                  -------------
            HOUSEHOLD DURABLES & APPLIANCES - 0.2%
            Other Securities                                0.2       2,050,903
                                                                  -------------
            INSURANCE-LIFE & AGENTS/BROKERS - 0.8%
            Other Securities                                0.8       7,382,550
                                                                  -------------
            INTERNATIONAL OIL, CRUDE & PETROLEUM
            PRODUCTS - 7.8%
   166,457  ChevronTexaco                                   1.0       8,655,764
    69,663  ConocoPhillips                                  0.8       7,304,166
   409,259  Exxon Mobil                                     2.6      23,340,041
            Other Securities                                3.4      29,835,352
                                                                  -------------
                                                                     69,135,323
                                                                  -------------
            MACHINERY & ENGINEERING SERVICES - 0.9%
            Other Securities                                0.9       8,296,513
                                                                  -------------
            MEDIA - 3.8%
    61,593  Comcast Class A (1)                             0.2       1,977,751
    70,196  Comcast Special
              Class A (1)                                   0.3       2,227,319
   339,352  Time Warner (1)                                 0.7       5,704,507
   177,058  Walt Disney                                     0.5       4,674,331
            Other Securities                                2.1      18,447,291
                                                                  -------------
                                                                     33,031,199
                                                                  -------------
            MINING, METALS & MINERALS - 0.5%
            Other Securities                                0.5       4,009,010
                                                                  -------------
            MULTI-LINE PROPERTY & CASUALTY
            INSURANCE - 3.1%
   213,838  American International
              Group                                         1.2      10,873,662
            Other Securities                                1.9      16,670,068
                                                                  -------------
                                                                     27,543,730
                                                                  -------------
            PRECIOUS METALS & MINERALS - 0.2%
            Other Securities                                0.2       1,553,277
                                                                  -------------

                                                       % of
  Shares                                            Net Assets      Value $
  ------                                            -----------   -------------

            REAL ESTATE - 0.9%
            Other Securities                                0.9       8,034,090
                                                                  -------------
            RETAIL TRADE - 5.8%
   138,574  Home Depot                                      0.6       4,901,362
    70,263  Lowe's                                          0.4       3,661,405
    90,569  Target                                          0.5       4,203,307
   251,955  Wal-Mart Stores                                 1.3      11,877,159
            Other Securities                                3.0      26,597,595
                                                                  -------------
                                                                     51,240,828
                                                                  -------------
            TEXTILES & WEARING APPAREL - 0.6%
            Other Securities                                0.6       4,813,324
                                                                  -------------
            TRANSPORTATION & STORAGE - 1.2%
    55,699  United Parcel Service                           0.4       3,971,896
            Other Securities                                0.8       6,789,622
                                                                  -------------
                                                                     10,761,518
                                                                  -------------
            Total United States                                     798,954,469
                                                                  -------------
            TOTAL COMMON STOCK
              (Cost $823,863,559)                                   850,794,274
                                                                  -------------
            REGISTERED INVESTMENT
            COMPANY  - 0.0%
            BUSINESS DEVELOPMENT COMPANIES - 0.0%
            Other Securities                                0.0         112,606
                                                                  -------------
            TOTAL REGISTERED
              INVESTMENT COMPANY
              (Cost $111,878)                                           112,606
                                                                  -------------
 Principal
 Amount $
----------
            U.S. TREASURY OBLIGATION - 0.9%
 7,469,000  U.S. Treasury Bill (2)
              2.783%, 6/23/05                               0.9       7,439,953
                                                                  -------------
            TOTAL U.S. TREASURY
              OBLIGATION
              (Cost $7,438,607)                                       7,439,953
                                                                  -------------
            SHORT-TERM INVESTMENT - 2.7%
23,589,601  JPMorgan Chase Time
              Deposit, 1.92%                                2.7      23,589,601
                                                                  -------------
            TOTAL SHORT-TERM
              INVESTMENT
              (Cost $23,589,601)                                     23,589,601
                                                                  -------------
            TOTAL INVESTMENTS - 99.9%
              (Cost $855,003,645)                                   881,936,434
                                                                  -------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SUMMARY SCHEDULE OF INVESTMENTS (CONCLUDED)
APRIL 30, 2005

                                                                     Value $
                                                                   ------------

            OTHER ASSETS LESS
              LIABILITIES - 0.1%                                      1,209,165
                                                                   ------------
            NET ASSETS - 100.0%                                    $883,145,599
                                                                   ============

(1) Denotes non-income producing security.

(2) The rate shown represents the security's effective yield at time of purchase.

--------------------------------------------------------------------------------
FUTURES CONTRACTS:
      The Fund had the following futures contracts outstanding at April 30, 2005:

                NUMBER                                                 NET
                  OF                         EXPIRATION             UNREALIZED
              CONTRACTS        VALUE            DATE               DEPRECIATION
-------------------------------------------------------------------------------
LONG:
   S&P 500
   Index         105        $30,410,625        Jun-05              $(1,195,307)
                                                                   ===========

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2005

ASSETS
   Investments in securities, at value - Note 2 ...............    $881,936,434
   Initial margin for futures contracts .......................       1,653,750
   Variation margin receivable ................................         404,250
   Dividends receivable .......................................       1,053,528
   Interest receivable ........................................          59,745
   Receivable from securities sold ............................       7,292,284
   Prepaid expenses ...........................................         128,044
                                                                   ------------
         TOTAL ASSETS .........................................     892,528,035
                                                                   ------------
LIABILITIES
   Payable for securities purchased ...........................       8,994,680
   Investment advisory fees payable ...........................         184,403
   Sub-administration and accounting fees payable .............          12,289
   Trustees' fees payable .....................................           8,000
   Accrued expenses and other liabilities .....................         183,064
                                                                   ------------
         TOTAL LIABILITIES ....................................       9,382,436
                                                                   ------------
      NET ASSETS ..............................................    $883,145,599
                                                                   ============
NET ASSETS CONSIST OF:
   Capital paid-in ............................................    $809,131,298
   Undistributed net investment income ........................       4,697,394
   Accumulated net realized gain on investments and futures ...      43,570,065
   Net unrealized appreciation on investments .................      26,932,789
   Net unrealized depreciation on futures .....................      (1,195,307)
   Net unrealized appreciation on foreign currency transactions           9,360
                                                                   ------------
      NET ASSETS ..............................................    $883,145,599
                                                                   ============
   Net asset value, offering and redemption price per share ...    $      11.00
   Total shares outstanding at end of year ....................      80,268,858
   Cost of securities .........................................    $855,003,645



The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2005

INVESTMENT INCOME
   Dividend income .............................................................   $ 17,947,157
   Interest income .............................................................        700,506
   Foreign taxes withheld ......................................................       (110,669)
                                                                                   ------------
       TOTAL INCOME ............................................................     18,536,994
                                                                                   ------------
EXPENSES
   Investment advisory fees - Note 3 ...........................................      2,187,815
   Sub-Administration and accounting fees - Note 3 .............................        104,780
   Custodian fees ..............................................................        124,597
   Insurance ...................................................................        120,160
   Legal fees ..................................................................        112,289
   Transfer agent fees .........................................................         64,920
   Trustees' fees - Note 4 .....................................................         48,009
   Audit fees ..................................................................         41,300
   Printing expenses ...........................................................          9,003
   Amortized deferred offering costs ...........................................          8,092
   Registration fees ...........................................................          3,732
   Other .......................................................................         29,002
                                                                                   ------------
       TOTAL EXPENSES ..........................................................      2,853,699
                                                                                   ------------
       NET INVESTMENT INCOME ...................................................     15,683,295
                                                                                   ------------
NET REALIZED GAIN ON:
   Investments sold ............................................................     55,969,376*
   Futures contracts ...........................................................      2,707,871
   Foreign currency transactions ...............................................         87,661
                                                                                   ------------
       Net realized gain .......................................................     58,764,908
                                                                                   ------------
CHANGE IN NET UNREALIZED APPRECIATION OR DEPRECIATION ON:
   Investments .................................................................    (12,995,274)
   Futures contracts ...........................................................       (928,353)
   Translations of other assets and liabilities denominated in foreign currency           9,478
                                                                                   ------------
       Change in net unrealized appreciation or depreciation ...................    (13,914,149)
                                                                                   ------------
       REALIZED AND UNREALIZED GAIN ............................................     44,850,759
                                                                                   ------------
       NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS .......................................................   $ 60,534,054
                                                                                   ============

* Includes realized gains from in-kind transactions (see Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED APRIL 30,

                                                                                         2005             2004*
                                                                                     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income ............................................................    $ 15,683,295     $  6,886,316
Net realized gain ................................................................      58,764,908       28,722,933
Change in unrealized appreciation or depreciation ................................     (13,914,149)      39,660,991
                                                                                      ------------     ------------
   Net increase in net assets resulting from operations ..........................      60,534,054       75,270,240
                                                                                      ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .......................................................     (14,500,092)      (3,318,066)
From net realized gains ..........................................................     (37,178,610)      (2,416,556)
                                                                                      ------------     ------------
   Total dividends and distributions .............................................     (51,678,702)      (5,734,622)
                                                                                      ------------     ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ........................................................      71,120,075      912,481,565
Proceeds from shares sold in-kind ................................................      29,510,449               --
Reinvestment of distributions ....................................................      37,142,292        2,388,426
Cost of shares redeemed ..........................................................     (73,538,728)     (49,332,846)
Cost of shares redeemed in-kind ..................................................     (80,872,931)     (44,243,673)
                                                                                      ------------     ------------
   Net increase (decrease) in net assets resulting from capital share transactions     (16,638,843)     821,293,472
                                                                                      ------------     ------------
Total increase (decrease) in net assets ..........................................      (7,783,491)     890,829,090
NET ASSETS
Beginning of Period ..............................................................     890,929,090          100,000
                                                                                      ------------     ------------
End of Period ....................................................................    $883,145,599     $890,929,090
                                                                                      ============     ============
Undistributed net investment income ..............................................    $  4,697,394     $  3,468,865
                                                                                      ============     ============
SHARE TRANSACTIONS:
Shares sold ......................................................................       6,378,333       90,339,017
Shares sold in-kind ..............................................................       2,623,151               --
Shares issued on reinvestment of distributions ...................................       3,334,137          227,465
Shares redeemed ..................................................................      (6,682,945)      (4,540,908)
Shares redeemed in-kind ..........................................................      (7,249,196)      (4,170,196)
                                                                                      ------------     ------------
Net increase (decrease) in shares outstanding ....................................      (1,596,520)      81,855,378
                                                                                      ============     ============

* Fund commenced operations on September 17, 2003.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR THE YEARS OR PERIOD ENDED APRIL 30,
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD

                                           NET REALIZED AND
                                           UNREALIZED GAINS
                  NET ASSET                 ON INVESTMENTS                 DIVIDENDS    DISTRIBUTIONS
                    VALUE,       NET         AND FOREIGN      TOTAL FROM    FROM NET       FROM NET
                  BEGINNING   INVESTMENT       CURRENCY       INVESTMENT   INVESTMENT   REALIZED GAIN        TOTAL
                  OF PERIOD     INCOME       TRANSACTIONS     OPERATIONS     INCOME     ON INVESTMENTS   DISTRIBUTIONS
                  ---------   ----------   ----------------   ----------   ----------   --------------   -------------
2005 .........     $10.88       $ 0.22          $ 0.62          $ 0.84       $(0.20)       $(0.52)          $(0.72)
2004* ........      10.00         0.09            0.86            0.95        (0.04)        (0.03)           (0.07)

 * Commenced operations on September 17, 2003. All ratios for the period have been annualized, except for the Portfolio Turnover Rate.
(a) Total return calculations for a period of less than one year are not annualized.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                 RATIO OF     NET INVESTMENT
        NET ASSET                 NET ASSETS,   EXPENSES TO     INCOME TO      PORTFOLIO
        VALUE, END     TOTAL        END OF        AVERAGE        AVERAGE       TURNOVER
        OF PERIOD    RETURN(a)   PERIOD (000)   NET ASSETS      NET ASSETS       RATE
        ----------   ---------   ------------   -----------   --------------   ---------
2005 ...  $11.00       7.59%       $883,146        0.33%          1.79%          89%
2004*...   10.88       9.56         890,929        0.37           1.29           54

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005

NOTE 1 -- ORGANIZATION

Schroder Global Series Trust (the "Trust") is an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 27, 2003. Schroder North American Equity Fund (the "Fund") is the only series of shares currently comprising the Trust and commenced operations on September 17, 2003.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund which are in conformity with accounting principles generally accepted in the United States of America.

VALUATION OF INVESTMENTS: Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded, except that NASDAQ official closing prices for all NASDAQ National Market and NASDAQ Small Cap Market securities are used, where applicable. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the mean of the closing bid and ask prices ("mid-market price"). Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Options on indices or exchange-traded fund (ETF) shares are valued at the closing mid-market price. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, a form of fair valuation which approximates market value, pursuant to procedures adopted by the Fund's Board of Trustees ("Trustees"). All assets and liabilities of the Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted. Other securities and assets for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

REPURCHASE AGREEMENTS: When entering into repurchase agreements, it is the Fund's policy that it take into possession, through its custodian, the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS: Investment security transactions are recorded as of trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Capital gain taxes on securities, if required by certain countries, are accrued on realized gains and unrealized appreciation. No capital gains taxes have been accrued during the year ended April 30, 2005.

INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recorded on an accrual basis. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Foreign dividend and interest income amounts and realized capital gains or losses are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

EXPENSES: Expenses are recorded on an accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders from net investment income and from net realized capital gains, if any, are declared and distributed at least annually. Distributions are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005

FOREIGN CURRENCY: Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into forward foreign currency contracts to protect the U.S. dollar value of the underlying portfolio of securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the values of such forward foreign currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments.

DERIVATIVE INSTRUMENTS: The Fund may purchase and sell a variety of "derivative" instruments (for example options or futures) in order to gain exposure to particular securities or markets, in connection with hedging transactions, and to increase total return. The Fund's use of derivative instruments involves the risk the instrument may not work as intended due to unanticipated developments in market conditions or other causes. Derivatives often involve the risk that the other party to the transaction will be unable to close out the position at any particular time or at an acceptable price. When the Fund uses certain types of derivative instruments for investment purposes, it could lose more than the original cost of the investment and its potential loss could be unlimited. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions when that would be beneficial.

FUTURES: Financial futures contracts (secured by cash and/or securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

Futures contracts may be used in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

ORGANIZATIONAL AND OFFERING COSTS: The Trust incurred organizational costs of $102,355 which were borne by Schroder Investment Management North America Inc. (the Fund's "Investment Adviser"). During the period ended April 30, 2004 and pursuant to the Organizational Expense Reimbursement Agreement between the Investment Adviser and the Trust, the Trust reimbursed such organizational costs to the Investment Adviser when the net assets of the Trust exceeded $900 million in value.

In addition, the Trust incurred $21,155 in offering costs in connection with its initial offering. These costs were amortized on a straight-line basis over a one-year period, starting with the commencement of the Trust's operations.

NOTE 3 -- INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Under an Investment Advisory Agreement (the "Advisory Agreement") between the Fund and Schroder Investment Management North America Inc. ("Schroder"), which was approved by the Trustees of the Trust and the shareholder of the Fund in July 2003, Schroder, at its expense, provides the Fund with investment advisory services. Schroder also manages the Fund's other affairs and business. Schroder has retained its affiliate, Schroder Investment Management North America Limited ("SIMNA Ltd."), to serve as sub-adviser responsible for day-to-day investment decisions for the Fund.

Under the Advisory Agreement, Schroder is required to continuously furnish the Fund investment programs consistent with the investment objective and policies of the Fund, and to determine, for the Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the Investment Company Act, and to the Fund's investment objective, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005

time to time establish. As compensation for services provided to the Fund pursuant to the Advisory Agreement, Schroder is entitled to receive from the Fund a fee, paid monthly, at the annual rate of 0.25% of the Fund's average daily net assets. As compensation for SIMNA Ltd.'s services as sub-adviser to the Fund, Schroder pays SIMNA Ltd. 25% of the investment adviser fees Schroder receives from the Fund.

On behalf of the Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc. ("Schroder Advisors"), under which Schroder Advisors provides management and administrative services necessary for the operation of the Fund, including: (1) preparation of shareholder reports and communications; (2) regulatory compliance, such as reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions; and (3) general supervision of the operation of the Fund, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Advisors is a wholly-owned subsidiary of Schroder and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. The administration agreement is terminable with respect to the Fund without penalty, at any time, by the Trustees upon 60 days' written notice to Schroder Advisors or by Schroder Advisors upon 60 days' written notice to the Trust. For its services, Schroder Advisors receives no compensation. Effective January 31, 2005, SEI Investments Global Funds Services ("SEI") serves as sub-administrator to the Fund. The Fund pays SEI a fee, computed and paid monthly, at an annual rate of 0.013% of the Fund's average daily net assets up to $1 billion and 0.005% of the Fund's average daily net assets over $1 billion. Prior to January 31, 2005, J.P. Morgan Investor Services Co. ("Morgan") served as sub-administrator to the Fund and received a fee from the Fund for its services as follows: For Fund Administration services, Morgan was paid a monthly fee based on an annual rate of $24,000 plus 0.0035 of 1% of the Fund's first $1 billion in average daily net assets, plus 0.0020 of 1% of the Fund's average daily net assets in excess of $1 billion. For Fund Accounting services, Morgan was paid a monthly fee based on an annual rate of $30,000 plus 0.0040 of 1% of the Fund's first $1 billion in average daily net assets, plus 0.0030 of 1% of the Fund's average daily net assets in excess of $1 billion.

NOTE 4 -- TRUSTEES' FEES

The Fund pays no compensation to Trustees who are interested persons of the Trust, Schroder or Schroder Advisors. For their services as Trustees of all open-end investment companies distributed by Schroder Advisors, Trustees who are not interested persons of the Fund, Schroder, SIMNA Ltd. or Schroder Advisors receive an annual retainer of $11,000 and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such Funds receive an additional $1,000 per year. Trustees' fees are allocated among the various Funds. Payment of meeting fees will be allocated only among those Funds to which the meeting relates.

NOTE 5 -- INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the year ended April 30, 2005 were $753,722,098 and $732,937,896, respectively.

Both redemptions and subscriptions in-kind reflect the valuation of the underlying securities in accordance with the Funds' valuation policy. The asset price used to effect the redemption is the respective asset price used to calculate the net asset value of the shares redeemed. For the periods ended April 30, 2005 and April 30, 2004, the Fund realized gains from in-kind redemptions of $2,281,045 and $2,158,310, respectively.

NOTE 6 -- FEDERAL INCOME TAXES

It is the intention of the Fund to continue to qualify as a "regulated investment company" by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund would not be subject to Federal income taxes to the extent that, among other things, it distributes substantially all of its taxable income, including realized capital gains, for the fiscal year. In addition, as a result of distributing substantially all of its net investment income during each calendar year, capital gains and certain other amounts, if any, the Fund would not be subject to a Federal excise tax.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for transactions in certain futures and options, foreign currency transactions, non-taxable dividends, investments in passive foreign investment companies, gains resulting from distributions in-kind and losses deferred due to wash sales. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Distributions from short term gains and from gains on foreign currency transactions are treated as distributions from ordinary income for tax purposes.

At April 30, 2005, the Trust reclassified the following amounts between paid in capital, undistributed net investment income and accumulated undistributed net realized gain (loss):

                                INCREASE               (DECREASE)
           INCREASE         UNDISTRIBUTED NET         ACCUMULATED
        PAID IN CAPITAL     INVESTMENT INCOME     REALIZED GAIN (LOSS)
        ---------------     -----------------     --------------------
          $2,204,270             $45,326              $(2,249,596)

These reclassifications had no impact on the net asset value of the Fund and are presented to show the Fund's capital accounts on a tax basis.

The tax character of dividends and distributions declared during the year or period ended April 30, 2005 and April 30, 2004 were as follows:

          ORDINARY              LONG-TERM
           INCOME              CAPITAL GAIN               TOTAL
         -----------           ------------            -----------
2005:    $45,862,771            $5,815,931             $51,678,702
2004:      5,734,622                    --               5,734,622

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

     UNDISTRIBUTED    UNDISTRIBUTED                       OTHER
       ORDINARY         LONG-TERM       UNREALIZED      TEMPORARY
        INCOME        CAPITAL GAIN     APPRECIATION    DIFFERENCES      TOTAL
     -------------    -------------    ------------    -----------   -----------
      $26,199,398      $22,266,975      $25,617,017      $(69,089)   $74,014,301

At April 30,  2005,  the  identified  cost for  Federal  income tax  purposes of
investments   owned  by  the  Trust  and  their   respective   gross  unrealized
appreciation and depreciation were as follows:

         IDENTIFIED         GROSS             GROSS          NET UNREALIZED
          TAX COST       APPRECIATION     (DEPRECIATION)      APPRECIATION
        ------------     ------------     --------------     --------------
        $855,133,470     $66,946,025      $(40,143,061)       $26,802,964

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2005, the Trust deferred no capital and currency losses.

NOTE 7 -- BENEFICIAL INTEREST

As of April 30, 2005, shareholders of the Fund with ownership of 5% or greater included 2 shareholders, comprising ownership of 95% of the aggregate shares outstanding. These include omnibus accounts that hold shares on behalf of several shareholders.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Schroder Global Series Trust:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schroder North American Equity Fund (constituting Schroder Global Series Trust, hereafter referred to as the "Fund") at April 30, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period September 17, 2003 (commencement of operations) through April 30, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

June 17, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund's costs in two ways.

o ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers (if applicable) that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the year, and that it incurred expenses at the rate of which it in the past did incur expenses. In this case, because the return used is not the fund's actual return, the results may not be used to estimate the actual ending balance of an account in the fund over the period or expenses you actually paid. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses in this table based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

                                        Beginning    Ending        Net       Expenses
                                         Account     Account    Annualized     Paid
                                          Value       Value      Expense      During
                                        10/31/04     4/30/05      Ratios      Period*
--------------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------------
Actual Expenses                         $1,000.00   $1,038.70      0.33%       $1.69
Hypothetical Example for
   Comparison Purposes                   1,000.00    1,023.13      0.33         1.68
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (UNAUDITED)

Additional  information  regarding  the  Trustees  is  included  in  the  Fund's
Statement of Additional Information, which is available free of charge by calling (800) 464-3108.

                                                               TERM OF
                                                               OFFICE
                                                                 AND
                                 POSITION(S)                   LENGTH
NAME, AGE                       HELD WITH THE                  OF TIME
AND ADDRESS                         TRUST                      SERVED
--------------------------------------------------------------------------------

TRUSTEES

John I. Howell*, 88                Trustee                   Indefinite
875 Third Avenue, 22nd Fl.                                 Since Inception
New York, NY 10022

Peter S. Knight*, 54               Trustee                   Indefinite
875 Third Avenue, 22nd Fl.                                 Since Inception
New York, NY 10022

Catherine A. Mazza**, 44           Trustee                   Indefinite
875 Third Avenue, 22nd Fl.                                 Since Inception
New York, NY 10022

Clarence F. Michalis*, 83          Trustee                   Indefinite
875 Third Avenue, 22nd Fl.                                 Since Inception
New York, NY 10022

James D. Vaughn*, 60               Trustee                   Indefinite
875 Third Avenue, 22nd Fl.                               Since December 2003
New York, NY 10022

_________________

 * Also serves as a member of the Audit Committees for the Trust.
** Trustee who is deemed to be an "interested person" of the Trust as defined in the 1940 Act is referred to as an "Interested Trustee." Ms. Mazza is an Interested Trustee due to her status as an officer and employee of Schroder Investment Management North America Inc., the Trust's investment adviser and its affiliates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

                                           NUMBER OF SERIES                            OTHER
              PRINCIPAL                    IN FUND COMPLEX                         DIRECTORSHIPS
            OCCUPATION(S)                    OVERSEEN BY                              HELD BY
         DURING PAST 5 YEARS               BOARD MEMBER***                         BOARD MEMBER
------------------------------------------------------------------------------------------------------------------
Private Consultant since 1987                     8              Director, United States Life Assurance Co. of the
                                                                 City of New York; First SunAmerica Life Insurance
                                                                 Co. Trustee, Schroder Capital Funds (Delaware)
                                                                 and Schroder Series Trust.

President, Generation Investment                  8              Director, Medicis Pharmaceutical Corp.,
Management U.S. Formerly, Managing                               Education Group, Inc., EntreMed, Inc.,
Director, MetWest Financial. Former                              PAR Pharmaceuticals, Schroder Long/Short
President of Sage Venture Partners.                              Japanese Fund, Schroder Credit Renaissance Fund,
Former Partner, Wunder, Knight,                                  L.P., Schroder Alternative Strategies Fund and
Forcsey & DeVierno Law Firm.                                     Schroder Emerging Markets Debt Opportunities
                                                                 Fund. Trustee, Schroder Capital Funds (Delaware)
                                                                 and Schroder Series Trust.

Formerly, Trustee, President and Chief            1              N/A
Executive Officer of Schroder Capital
Funds (Delaware) and Schroder Series
Trust; Senior Vice President, Schroder
Investment Management North America
Inc., President and Director, Schroder
Fund Advisors Inc.

Chairman of the Board of Directors,               8              Chairman of the Board of Directors, Josiah Macy,
Josiah Macy, Jr., Foundation                                     Jr., Foundation, Trustee, Schroder Capital Funds
                                                                 (Delaware) and Schroder Series Trust.

Formerly, Managing Partner,                       8              Trustee, Schroder Capital Funds (Delaware)
Deloitte & Touche (Denver Office)                                and Schroder Series Trust.

__________________________
*** The "Fund Complex" includes all series of Schroder Capital Funds
    (Delaware), Schroder Series Trust and Schroder Global Series Trust.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS (UNAUDITED)


                                                                                     TERM OF
                                                                                      OFFICE
                                                                                       AND
                                             POSITION(S)                              LENGTH
NAME, AGE                                   HELD WITH THE                            OF TIME
AND ADDRESS                                     TRUST                                 SERVED
----------------------------------------------------------------------------------------------------------
OFFICERS

Mark A. Hemenetz, 48                        President and                           Indefinite
875 Third Avenue, 22nd Fl.           Principal Executive Officer                    Since 2004
New York, NY 10022

Alan M. Mandel, 47                     Treasurer and Principal                      Indefinite
875 Third Avenue, 22nd Fl.             Financial and Accounting                  Since Inception
New York, NY 10022                             Officer

Carin F. Muhlbaum, 42                      Vice President,                          Indefinite
875 Third Avenue, 22nd Fl.                  Secretary and                        Since Inception
New York, NY 10022                 Interim Chief Compliance Officer      Interim Chief Compliance Officer
                                                                                    Since 2005

Angel Lanier, 43                     Assistant Vice President and                   Indefinite
875 Third Avenue, 22nd Fl.               Assistant Secretary                        Since 2005
New York, NY 10022

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

                                                  NUMBER OF SERIES            OTHER
                 PRINCIPAL                        IN FUND COMPLEX         DIRECTORSHIPS
               OCCUPATION(S)                        OVERSEEN BY              HELD BY
            DURING PAST 5 YEARS                     BOARD MEMBER          BOARD MEMBER
---------------------------------------------------------------------------------------
President and Chief Executive Officer of                N/A                    N/A
the Trust; Chief Operating Officer, Director
and Executive Vice President, Schroder
Investment Management North America
Inc. ("Schroder"); Director, Schroder
Fund Advisors Inc. Formerly, Executive
Vice President and Director of Investment
Management, Bank of New York.

First Vice President, Schroder; Senior Vice             N/A                    N/A
President, Treasurer and Director, Schroder
Fund Advisors Inc.; Treasurer and Chief
Financial Officer of the Trusts.

Senior Vice President and General Counsel,              N/A                    N/A
Schroder; Senior Vice President, Secretary
and General Counsel, Schroder Fund
Advisors Inc.; Vice President, Secretary
and Interim Chief Compliance Officer
of the Trusts.

Legal Assistant, Schroder.                              N/A                    N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

PROXY VOTING

A description of the Fund's proxy voting policies and procedures and information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by visiting the SEC's website at http://www.sec.gov, or by calling 1-800-464-3108 and requesting a copy of the Fund's Statement of Additional Information.

FORM N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Form N-Q is also available at www.schroderfunds.com.

INFORMATION REGARDING REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT

The Fund's Advisory Agreement is subject to annual approval by (i) the vote of the Trustees or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) the vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Schroder. The Advisory Agreement is terminable with respect to the Fund by Schroder, the Trust, or a vote of a majority of the outstanding voting securities of the Fund, without penalty, on 60 days prior written notice and will terminate automatically in the event of its assignment.

The Trustees meet over the course of the year with investment advisory personnel from Schroder and regularly review detailed information regarding the investment program and performance of the Fund. The Trustees met in May 2005 to consider the continuation of the Advisory Agreement in respect of the Fund for the following year. In connection with this meeting, the Trustees received materials to assist them with their review. These materials included, among other things,
(i) information on the investment performance of the Fund and the performance of other funds in the Fund's peer group and certain benchmarks; (ii) information on the Fund's advisory and sub-advisory fees and other expenses, including information comparing the Fund's expenses to other funds in its peer group and information about any applicable fee waiver and expense reimbursements and fee "breakpoints"; and (iii) information about the profitability of the Advisory Agreement to the Fund's adviser and sub-adviser. In considering whether to approve the continuation of the Advisory Agreement, the Trustees did not identify any single factor as determinative. Matters considered by the Trustees included the factors described below.

The Trustees considered the fees charged by Schroder to the Fund under the Advisory Agreement. Fees, for this purpose, were considered to include the sub-advisory fee paid by Schroder to SIMNA Ltd. for its services to the Fund, as well as any administration or sub-administration fees paid by the Fund to Schroder. As compensation for SIMNA Ltd.'s services as sub-adviser to the Fund, Schroder pays SIMNA Ltd. 25% of the investment adviser fees Schroder receives from the Fund. Schroder furnished information to the Trustees compiled by the independent Lipper organization showing a comparison of Schroder's fee rate for the Fund compared to peer mutual funds having similar objectives, strategies, and asset sizes. The data showed that Schroder charges the Fund advisory fees at a rate lower than these comparable mutual funds.

The Trustees considered information provided by Schroder as to the fees charged by Schroder to clients other than the Fund, including institutional separate accounts and offshore funds. The Trustees found the fees paid by the Fund to be less than those paid by other clients of Schroder. The fees charged by Schroder to its separate account clients in the same strategy exceed those charged to the Fund. Representatives of Schroder explained that in certain circumstances it can be difficult and time-consuming to manage smaller accounts within the framework of their existing investment models and, accordingly, they may charge institutional clients a premium for offering the customized services and reporting of a separate account. Representatives of Schroder further explained that when they charge an advisory fee at the fund level to offshore pooled vehicles in strategies similar to that of the Fund, those fees are higher than the fees charged to the Fund because the offshore fees are determined in the context of the market in which such pooled vehicles are offered.

Schroder furnished a detailed profitability analysis with respect to the Fund for the year ended December 31, 2004. This information showed the substantial costs of providing services to the Fund, and indicated that Schroder's profit with respect to the Fund for the calendar year ended December 31, 2004 was not excessive or unreasonable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

The Trustees considered whether economies of scale would likely be realized as the Fund grows and whether a reduction in the advisory fees paid by the Fund by means of breakpoints would be appropriate. Schroder noted that the increased profit realized by the firm as the Fund grows enables it to devote greater resources to the management of the Fund, as well as to provide financial incentives for the portfolio managers, analysts, and other personnel who in many cases have alternative employment and business opportunities available to them. Schroder noted the competitive fee for this Fund and the Trustees concluded that the profits were not excessive or unreasonable in light of the quality of services provided by Schroder to the Fund.

The Trustees reviewed detailed performance information for the Fund for the one year period ended December 31, 2004. That review included an examination of comparisons of the performance of the Fund to relevant securities indexes and various peer groups of mutual funds prepared by the independent Lipper organization. That information also included the relative ranking of the Fund compared to its peers during this period. The Fund enjoyed favorable absolute and comparative performance for the period.

The Trustees considered the nature, extent, and quality of the services provided by Schroder. In this regard, the Trustees took into account the experience of the Fund's portfolio management team and of Schroder's senior management, and the time and attention devoted by each to the Fund. The Trustees considered the performance of the Fund over the life of the Fund and in recent periods. They also considered the non-advisory services provided by affiliates of Schroder, including the administrative services provided to the Fund by Schroder Fund Advisors Inc.

After considering all of the information described above, the Trustees at the meeting unanimously voted to approve the continuation of the Advisory Agreement, including the advisory fees proposed in connection with that continuation.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUND
--------------------------------------------------------------------------------

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an April 30, 2005 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended April 30, 2005, the Fund has designated the following items with regard to distributions paid during the year.

  LONG TERM                                                       QUALIFYING
  (15% RATE)       ORDINARY                                     FOR CORPORATE      QUALIFYING        U.S.
 CAPITAL GAIN       INCOME       TAX-EXEMPT         TOTAL       DIVIDENDS REC.      DIVIDEND      GOVERNMENT
 DISTRIBUTION    DISTRIBUTIONS    INTEREST      DISTRIBUTIONS   DEDUCTION (1)      INCOME (2)    INTEREST (3)
-------------    -------------   ----------     -------------   --------------     ----------    ------------
    11.25%          88.75%         0.00%           100.00%          30.10%           41.77%         0.15%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2)   The  percentage  in this  column  represents  the  amount  of  "Qualifying
      Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Fund to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distribution (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIVACY STATEMENT
--------------------------------------------------------------------------------

In the course of doing business with Schroders and the Schroder Mutual Funds, you share nonpublic personal and financial information ("nonpublic personal information") with us. Schroders respects your right to privacy. We understand that you have entrusted us with this private information and we recognize the importance of protecting unnecessary or unauthorized access to it.

I.    INFORMATION THAT WE COLLECT

We may collect nonpublic personal information about you when you communicate or transact business with us or with our service providers in writing, electronically, or by telephone. For example, we collect nonpublic personal information (such as name, address, account and other investment information) about you from the following sources:

o     Applications or forms completed by you; and

o Your transactions and account positions with us, our affiliates, or others (including, for example, your own broker or custodian).

II.   INFORMATION THAT WE DISCLOSE

We do not sell or rent your nonpublic personal information to any third parties.

We may disclose your nonpublic personal information to third parties in the following limited circumstances:

o We may disclose some or all of your nonpublic personal information to companies that help us maintain, process or service your transactions or account(s) or financial products or services effected by or through us, including companies that perform administrative, accounting, transfer agency, custodial, brokerage or proxy solicitation services for us.

o We may disclose some or all of your nonpublic personal information, such as account and transaction data, to companies which assist us in marketing or client servicing. These companies will use this information only for the services for which we hired them, are not permitted to use or share this information for any other purpose and are required to protect the confidentiality and security of this information.

o We may disclose or report some or all of your nonpublic personal information if you request or authorize us to do so, for institutional risk control, or in other circumstances where we believe in good faith that disclosure is required or permitted under law.

III.  OUR SECURITY PROCEDURES

We maintain physical, electronic, and procedural safeguards that comply with Federal standards to protect your nonpublic personal information. Within Schroders, access to such information is limited to those employees who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

We observe these policies with respect to current and former Schroders customers and shareholders of the Schroder Mutual Funds.

If you identify any inaccuracy in your personal information or you need to make a change to that information, please contact us in writing so that we may promptly update our records.

            This Privacy Policy applies to the Schroder Mutual Funds,
         Schroder Fund Advisors Inc. and Schroder Investment Management
                               North America Inc.

--------------------------------------------------------------------------------

           INVESTMENT ADVISER  Schroder Investment Management North America Inc.
                               875 Third Avenue, 22nd Floor
                               New York, NY 10022

                     TRUSTEES  John I. Howell
                               Peter S. Knight
                               Catherine A. Mazza (CHAIRMAN)
                               Clarence F. Michalis
                               James D. Vaughn

                  DISTRIBUTOR  Schroder Fund Advisors Inc.
                               875 Third Avenue, 22nd Floor
                               New York, NY 10022

       TRANSFER & SHAREHOLDER  Boston Financial Data Services, Inc.
              SERVICING AGENT  800-464-3108

                    CUSTODIAN  JPMorgan Chase Bank

                      COUNSEL  Ropes & Gray LLP

INDEPENDENT REGISTERED PUBLIC  PricewaterhouseCoopers LLP
              ACCOUNTING FIRM

                               The information contained in this report is intended for the general information of the shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Trust.

[SCHRODERS LOGO OMITTED]

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. The Code of Ethics of the registrant was amended in February 2005 to limit its application to access persons of the registrant. The amendment was effected in light of the adoption by the Trust's investment adviser of a code of ethics intended to comply with Rule 204A-1 under the Investment Advisers Act of 1940, as amended, and containing substantially similar provisions of more general application. The amendments to the revised Code of Ethics of the registrant include provisions requiring reporting of personal securities transactions in shares of mutual funds advised or sub-advised by the investment adviser and a 60-day mandatory holding requirement for shares of any mutual fund advised of sub-advised by the investment adviser. In addition, the Code of Ethics continues to permit a de minimis exception from standard pre-clearance requirements for the purchase of certain large capitalization securities; however, the definition of what constitutes a large capitalization company has been increased to $7 billion.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is James D. Vaughn. Mr. Vaughn is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Pricewaterhouse Coopers LLP Related to the Trust

Pricewaterhouse Coopers LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                           2005                                                   2004
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $37,800                 N/A         $167,800          $44,000                 N/A         $125,000
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     $0                $0                $0                $0                $0                $0
        Related
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax        $3,250            $0                $0                $3,000            $0                $0
        Fees(2)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        $0                $0                $0                $0                $0                $0
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2)   Tax return preparation fees.

(e)(1) The Audit Committee pre-approves, to the extent required by applicable regulations (including paragraph (c)(7) of Rule 2-01 of Regulation S-X), (i) all audit and permitted non-audit services rendered by the independent accountants to the registrant and (ii) all non-audit services rendered by the independent accountants to the registrant's investment adviser and to certain affiliates of the investment adviser.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                 n/a               n/a

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                     n/a               n/a

                ---------------------------- ----------------- ----------------


(f)      Zero percent.

(g) The aggregate non-audit fees and services billed by Pricewaterhouse Coopers LLP for the last two fiscal years were $167,800 and $125,000 for 2005 and 2004, respectively.

(h)      Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
APRIL 30, 2005


  Shares                                                             Value $
  ------                                                          -------------



            COMMON STOCK - 96.3%

            BERMUDA - 1.1%
            DIVERSIFIED INDUSTRIAL - 0.4%
   112,311  Tyco International                                        3,516,457
                                                                   ------------
            MACHINERY & ENGINEERING SERVICES - 0.0%
     4,314  Ingersoll-Rand Class A                                      331,617
                                                                   ------------
            MULTI-LINE PROPERTY & CASUALTY INSURANCE - 0.7%
    32,000  ACE                                                       1,374,720
    15,318  Arch Capital Group (1)                                      612,567
    28,700  Axis Capital Holdings                                       763,420
    15,800  Everest Re Group                                          1,298,760
     2,100  IPC Holdings                                                 79,023
       522  Montpelier Re Holdings                                       17,325
    13,886  PartnerRe                                                   809,276
     1,931  Platinum Underwriters Holdings                               57,158
    18,600  RenaissanceRe Holdings                                      832,722
                                                                   ------------
                                                                      5,844,971
                                                                   ------------
            TRANSPORTATION & STORAGE - 0.0%
     6,300  Nordic American Tanker
                   Shipping (1)                                         293,580
                                                                   ------------
            Total Bermuda                                             9,986,625
                                                                   ------------

            CANADA  - 4.0%
            AUTO COMPONENTS - 0.1%
    14,451  Magna International Class A                                 887,640
                                                                   ------------
            BEVERAGE & TOBACCO - 0.0%
     4,500  Rothmans                                                     89,406
                                                                   ------------
            BUSINESS SERVICES & COMPUTER SERVICES - 0.0%
     2,374  CGI Group (1)                                                13,376
                                                                   ------------
            CHEMICALS - 0.1%
    19,831  Methanex                                                    332,539
    17,900  Nova Chemicals                                              580,260
                                                                   ------------
                                                                        912,799
                                                                   ------------
            COMMERCIAL & OTHER BANKS - 1.0%
    89,300  Bank of Nova Scotia                                       2,838,041
    58,843  Canadian Imperial Bank of
                   Commerce                                           3,495,601
    45,600  National Bank of Canada                                   1,899,305



  Shares                                                             Value $
  ------                                                          -------------

            CANADA - (CONTINUED)
            COMMERCIAL & OTHER BANKS - (CONTINUED)
    22,500  Toronto-Dominion Bank                                       900,143
                                                                   ------------
                                                                      9,133,090
                                                                   ------------
            COMPUTERS/TELECOMMUNICATIONS & OFFICE
            EQUIPMENT - 0.2%
   424,533  Nortel Networks (1)                                       1,079,636
     3,500  Research In Motion (1)                                      225,359
    21,200  Telesystem International
                   Wireless (1)                                         326,348
                                                                   ------------
                                                                      1,631,343
                                                                   ------------
            ELECTRIC, GAS UTILITIES & TELEPHONE - 0.4%
       554  Atco Class I                                                 27,473
    72,816  BCE                                                       1,747,630
     7,600  Emera                                                       107,873
       607  Enbridge                                                     30,608
    11,428  Manitoba Telecom Services                                   429,583
    28,900  TELUS                                                       889,531
    20,897  TransAlta                                                   315,373
                                                                   ------------
                                                                      3,548,071
                                                                   ------------
            FINANCIAL INSTITUTION & SERVICES - 0.3%
    47,000  CI Fund Management                                          629,381
       215  Industrial Alliance Insurance &
                   Financial Services                                     9,739
     4,100  Laurentian Bank of Canada                                    86,412
    18,400  Manulife Financial                                          843,303
    34,639  Power Corp. of Canada                                       878,707
                                                                   ------------
                                                                      2,447,542
                                                                   ------------
            FOOD & GROCERY PRODUCTS - 0.0%
     3,000  George Weston                                               274,156
                                                                   ------------
            FORESTRY & PAPER PRODUCTS - 0.0%
    10,700  Canfor (1)                                                  129,084
                                                                   ------------
            HEALTH & PERSONAL CARE - 0.0%
       100  Axcan Pharma (1)                                              1,451
       637  Extendicare Class A (1)                                       8,495
     8,400  QLT (1)                                                      90,589
                                                                   ------------
                                                                        100,535
                                                                   ------------

--------------------------------------------------------------------------------
                                       1

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005


  Shares                                                             Value $
  ------                                                          -------------

            CANADA - (CONTINUED)
            INTERNATIONAL OIL, CRUDE & PETROLEUM PRODUCTS - 0.8%
       487  Advantage Energy Income Fund                                  7,199
     8,458  Ensign Resource Service Group                               172,749
    37,200  Husky Energy                                              1,083,509
    48,088  Nexen                                                     2,302,553
    46,758  Petro-Canada                                              2,595,974
     6,600  PetroKazakhstan Class A                                     191,134
    15,125  Precision Drilling (1)                                    1,091,433
                                                                   ------------
                                                                      7,444,551
                                                                   ------------
            MEDIA - 0.3%
     2,704  Astral Media                                                 68,766
     4,100  Quebecor Class B                                            102,834
    38,000  Rogers Communications Class B                             1,094,731
    36,300  Thomson                                                   1,199,807
     9,300  Torstar Class B                                             188,469
       955  Transcontinental Class A                                     20,264
    23,700  Yellow Pages Income Fund                                    252,953
                                                                   ------------
                                                                      2,927,824
                                                                   ------------
            MINING, METALS & MINERALS - 0.5%
    38,519  Alcan                                                     1,248,967
    16,721  Falconbridge                                                554,798
    78,530  Noranda                                                   1,472,867
     1,315  Sherritt International (1)                                    9,792
    39,600  Teck Cominco Class B                                      1,279,297
                                                                   ------------
                                                                      4,565,721
                                                                   ------------
            REAL ESTATE - 0.0%
       779  Retirement Residences REIT                                    5,671
     1,052  RioCan REIT                                                  15,584
                                                                   ------------
                                                                         21,255
                                                                   ------------
            RETAIL TRADE - 0.2%
    26,777  Canadian Tire Class A                                     1,302,354
                                                                   ------------
            TEXTILES & WEARING APPAREL - 0.0%
       300  Gildan Activewear (1)                                        12,739
                                                                   ------------
            TRANSPORTATION & STORAGE - 0.1%
     8,100  Canadian National Railway                                   465,092
                                                                   ------------
            Total Canada                                             35,906,578
                                                                   ------------

  Shares                                                             Value $
  ------                                                          -------------

            CAYMAN ISLANDS  - 0.4%
            AEROSPACE & DEFENSE - 0.1%
    15,300  Garmin                                                      604,350
                                                                   ------------
            COMPUTERS/TELECOMMUNICATIONS & OFFICE
            EQUIPMENT - 0.1%
    46,753  Seagate Technology                                          821,918
                                                                   ------------
            MULTI-LINE PROPERTY & CASUALTY
            INSURANCE - 0.2%
    26,178  XL Capital Class A                                        1,840,313
                                                                   ------------
            Total Cayman Islands                                      3,266,581
                                                                   ------------

            ISRAEL  - 0.1%
            BUSINESS SERVICES & COMPUTER SERVICES - 0.1%
    30,361  Check Point Software
                   Technologies (1)                                     636,063
                                                                   ------------

            NETHERLANDS  - 0.0%
            MINING, METALS & MINERALS - 0.0%
       172  Mittal Steel Class A (1)                                      4,119
                                                                   ------------

            PUERTO RICO  - 0.0%
            COMMERCIAL & OTHER BANKS - 0.0%
    35,412  Doral Financial                                             497,539
                                                                   ------------

            SWITZERLAND  - 0.2%
            HEALTH & PERSONAL CARE - 0.2%
    15,900  Alcon                                                     1,542,300
                                                                   ------------

            UNITED STATES  - 90.5%
            AEROSPACE & DEFENSE - 2.0%
    14,545  Alliant Techsystems (1)                                   1,006,223
    33,590  Boeing                                                    1,999,277
     5,000  EDO                                                         149,150
    19,024  General Dynamics                                          1,998,471
    40,958  Honeywell International                                   1,464,658
    13,822  L-3 Communications Holdings                                 980,947
    21,950  Lockheed Martin                                           1,337,852
     3,600  Moog Class A (1)                                            107,316
     7,570  Northrop Grumman                                            415,139
    25,229  Raytheon                                                    948,863
    21,300  Rockwell Collins                                            977,244


--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005


  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            AEROSPACE & DEFENSE - (CONTINUED)
    15,200  Textron                                                   1,145,320
    10,400  United Defense Industries                                   769,392
    43,287  United Technologies                                       4,403,154
                                                                   ------------
                                                                     17,703,006
                                                                   ------------
            AUTO COMPONENTS - 0.3%
     3,500  ASV (1)                                                     125,090
    36,836  Johnson Controls                                          2,021,191
     8,900  Lear                                                        301,621
     8,700  Polaris Industries                                          500,772
                                                                   ------------
                                                                      2,948,674
                                                                   ------------
            AUTOMOBILES - 0.5%
     7,600  American Axle & Manufacturing
                   Holdings                                             151,696
   159,700  Ford Motor                                                1,454,867
    52,560  General Motors                                            1,402,301
    32,308  Harley-Davidson                                           1,519,122
                                                                   ------------
                                                                      4,527,986
                                                                   ------------
            BEVERAGE & TOBACCO - 3.4%
   119,187  Altria Group                                              7,745,963
    72,482  Anheuser-Busch                                            3,397,232
   200,282  Coca-Cola                                                 8,700,250
    62,754  Coca-Cola Enterprises                                     1,273,906
   132,531  PepsiCo                                                   7,374,025
    15,900  Reynolds American                                         1,239,723
     7,500  Sanderson Farms                                             271,800
                                                                   ------------
                                                                     30,002,899
                                                                   ------------
            BUILDING & CONSTRUCTION - 0.9%
    28,788  American Standard                                         1,287,111
    21,365  Centex                                                    1,233,188
    65,733  DR Horton                                                 2,004,856
     3,800  Eagle Materials                                             285,950
     2,500  ElkCorp                                                      68,750
    21,451  Lennar Class A                                            1,104,083
    57,400  Masco                                                     1,807,526
     2,300  Universal Forest Products                                    87,538
       341  Vulcan Materials                                             18,087
                                                                   ------------
                                                                      7,897,089
                                                                   ------------

  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            BUSINESS SERVICES & COMPUTER SERVICES - 6.1%
     4,560  Adobe Systems                                               271,183
    13,600  Avery Dennison                                              711,960
     5,200  Avid Technology (1)                                         257,452
   110,300  BEA Systems (1)                                             761,070
    32,100  Cognizant Technology
                   Solutions (1)                                      1,348,521
    39,669  Computer Sciences (1)                                     1,724,808
    28,660  Convergys (1)                                               371,434
    16,200  DST Systems (1)                                             735,480
    12,875  Electronic Arts (1)                                         687,396
       114  Electronic Data Systems                                       2,206
    21,889  Equifax                                                     736,565
     9,300  Fair Isaac                                                  305,784
    10,400  Google Class A                                            2,288,000
       582  Harte-Hanks                                                  16,587
   131,355  International Business Machines                          10,032,895
   804,761  Microsoft                                                20,360,453
       300  National Instruments                                          6,462
   422,660  Oracle (1)                                                4,885,950
     5,190  PHH (1)                                                     115,996
    23,100  Quest Software (1)                                          273,966
   155,600  Siebel Systems (1)                                        1,400,400
    21,650  Take-Two Interactive Software (1)                           509,424
    15,200  THQ (1)                                                     383,344
    87,300  Unisys (1)                                                  566,577
     8,114  Valassis Communications (1)                                 286,019
    47,641  Veritas Software (1)                                        980,928
       440  Waste Connections (1)                                        15,497
    60,675  Waste Management                                          1,728,631
    13,600  Websense (1)                                                721,480
    42,512  Yahoo! (1)                                                1,467,089
                                                                   ------------
                                                                     53,953,557
                                                                   ------------
            CHEMICALS - 2.0%
    70,540  3M                                                        5,394,194
    10,200  Airgas                                                      223,584
    50,800  Bemis                                                     1,400,048
       354  Cabot                                                        10,815
    91,304  Dow Chemical                                              4,193,593
    52,964  EI du Pont de Nemours                                     2,495,134
    31,200  International Flavors & Fragrances                        1,182,480
     1,147  Pactiv (1)                                                   24,592


--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005


  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            CHEMICALS - (CONTINUED)
    36,431  Rohm & Haas                                               1,590,577
     9,800  Sigma-Aldrich                                               572,614
    15,800  Terra Industries (1)                                        109,020
                                                                   ------------
                                                                     17,196,651
                                                                   ------------
            COMMERCIAL & OTHER BANKS - 9.6%
    62,512  AmSouth Bancorp                                           1,645,316
       403  Associated Banc                                              12,461
   302,673  Bank of America                                          13,632,392
    79,626  Bank of New York                                          2,224,750
    89,100  BB&T                                                      3,493,611
   392,840  Citigroup                                                18,447,766
    39,479  Comerica                                                  2,260,568
    17,387  Fifth Third Bancorp                                         756,334
       343  First Community Bancshares                                    9,493
    10,000  First Niagara Financial Group                               125,400
     3,204  FNB                                                          60,716
    14,500  Fremont General                                             314,505
    37,979  Huntington Bancshares                                       892,886
    23,300  Independence Community Bank                                 831,344
    14,200  Investors Financial Services                                595,690
   227,325  JPMorgan Chase                                            8,067,764
    75,100  Keycorp                                                   2,490,316
       718  Marshall & Ilsley                                            30,616
    76,445  National City                                             2,596,072
    40,057  PNC Financial Services Group                              2,132,234
     3,800  Provident Bankshares                                        111,264
    46,698  Regions Financial                                         1,563,916
     7,700  South Financial Group                                       203,203
    49,608  SunTrust Banks                                            3,612,951
     3,195  Susquehanna Bancshares                                       67,191
     2,900  Trustmark                                                    79,808
   197,988  U.S. Bancorp                                              5,523,865
    15,200  UnionBanCal                                                 935,712
    72,522  Wachovia                                                  3,711,676
    87,342  Washington Mutual                                         3,608,971
    84,514  Wells Fargo                                               5,065,769
                                                                   ------------
                                                                     85,104,560
                                                                   ------------
            COMPUTERS/TELECOMMUNICATIONS & OFFICE
            EQUIPMENT - 4.1%
    15,290  Agilent Technologies (1)                                    317,268

  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            COMPUTERS/TELECOMMUNICATIONS & OFFICE
            EQUIPMENT - (CONTINUED)
    20,890  American Power Conversion                                   506,791
    36,332  Apple Computer (1)                                        1,310,132
     3,100  Black Box                                                   100,812
   428,330  Cisco Systems (1)                                         7,401,542
    31,700  Corning (1)                                                 435,875
   156,398  Dell (1)                                                  5,447,342
   137,811  EMC (1)                                                   1,808,080
    25,400  Foundry Networks (1)                                        213,360
   260,157  Hewlett-Packard                                           5,325,414
    10,200  j2 Global Communications (1)                                364,344
    30,994  Juniper Networks (1)                                        700,155
     5,319  Lexmark International Class A (1)                           369,405
   189,491  Lucent Technologies (1)                                     460,463
   194,469  Motorola                                                  2,983,155
   122,292  Qualcomm                                                  4,266,768
    49,861  Scientific-Atlanta                                        1,524,749
    23,719  Storage Technology (1)                                      659,388
    68,733  Sun Microsystems (1)                                        249,501
    23,500  Tektronix                                                   509,010
    82,204  Xerox (1)                                                 1,089,203
                                                                   ------------
                                                                     36,042,757
                                                                   ------------
            DIVERSIFIED CONSUMER GOODS/SERVICES - 0.4%
   104,700  Archer-Daniels-Midland                                    1,883,553
       693  Central Garden & Pet (1)                                     28,822
    12,721  Fortune Brands                                            1,075,942
     2,700  RC2 (1)                                                      93,582
                                                                   ------------
                                                                      3,081,899
                                                                   ------------
            DIVERSIFIED INDUSTRIAL MANUFACTURING - 0.0%
       511  Engineered Support Systems                                   18,049
     4,200  Watsco                                                      182,238
                                                                   ------------
                                                                        200,287
                                                                   ------------
            ELECTRIC, GAS UTILITIES & TELEPHONE - 5.4%
    35,338  Alliant Energy                                              930,803
    27,220  Alltel                                                    1,550,451
     4,900  Avista                                                       82,271
   136,983  BellSouth                                                 3,628,680
    40,915  CenturyTel                                                1,255,681
    32,600  Cincinnati Bell (1)                                         130,400


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005


  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            ELECTRIC, GAS UTILITIES & TELEPHONE -
            (CONTINUED)
    42,900  Consolidated Edison                                       1,856,712
        10  Dominion Resources                                              754
    49,496  Duke Energy                                               1,444,788
    51,233  Edison International                                      1,859,758
    38,224  Energy East                                                 994,588
     5,093  Entergy                                                     373,317
    68,900  Exelon                                                    3,410,550
     7,100  Great Plains Energy                                         217,118
    15,400  KeySpan                                                     584,122
    35,500  MCI                                                         941,815
       830  MDU Resources Group                                          22,435
    23,226  National Fuel Gas                                           632,444
    99,041  Nextel Communications Class A (1)                         2,772,158
    29,162  NiSource                                                    677,725
    27,396  Northeast Utilities                                         501,621
     8,200  Oneok                                                       236,652
    65,800  PG&E                                                      2,284,576
     5,044  Pinnacle West Capital                                       211,344
    44,677  Progress Energy                                           1,875,987
   191,084  SBC Communications                                        4,547,799
     9,100  SCANA                                                       353,444
    56,200  Sempra Energy                                             2,269,356
    25,024  Southern                                                    824,541
    54,268  Sprint                                                    1,208,006
     6,400  Telephone & Data Systems                                    494,016
   200,360  Verizon Communications                                    7,172,888
     3,700  WGL Holdings                                                112,147
    80,400  Williams                                                  1,368,408
    50,035  Xcel Energy                                                 859,601
                                                                   ------------
                                                                     47,686,956
                                                                   ------------
            ELECTRICAL EQUIPMENT - 0.1%
     7,126  Amphenol Class A (1)                                        281,049
     3,555  Eaton                                                       208,501
     8,024  Emerson Electric                                            502,864
                                                                   ------------
                                                                        992,414
                                                                   ------------
            ELECTRONICS & INSTRUMENT/CONTROL
            EQUIPMENT - 3.2%
    26,100  Adtran                                                      541,053
    42,900  Altera (1)                                                  889,317

  Shares                                                             Value $
  ------                                                          -------------


            UNITED STATES - (CONTINUED)
            ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT -
            (CONTINUED)
    64,002  Analog Devices                                            2,183,108
   133,133  Applied Materials (1)                                     1,979,688
    27,331  Aspect Communications (1)                                   232,587
    22,700  Broadcom Class A (1)                                        678,957
    15,359  Ditech Communications (1)                                   173,710
    13,365  Freescale Semiconductor Class B (1)                         252,064
    14,700  Harris                                                      414,540
   490,272  Intel                                                    11,531,197
    66,090  Linear Technology                                         2,362,057
    16,991  Maxim Integrated Products                                   635,463
    27,046  MEMC Electronic Materials (1)                               317,250
    25,519  Pitney Bowes                                              1,141,210
    14,700  QLogic (1)                                                  488,628
    18,000  Rambus (1)                                                  255,960
       288  Roper Industries                                             19,489
    26,700  Silicon Image (1)                                           268,869
    23,932  Synopsys (1)                                                393,442
    18,679  Tessera Technologies (1)                                    496,114
   103,735  Texas Instruments                                         2,589,226
    15,700  Utstarcom (1)                                               149,307
    15,828  Xilinx                                                      426,406
                                                                   ------------
                                                                     28,419,642
                                                                   ------------
            ENTERTAINMENT, LEISURE & TOYS - 1.4%
     7,400  Ameristar Casinos                                           364,820
     6,900  Applebees International                                     170,982
    21,500  CBRL Group                                                  828,395
       656  Cedar Fair                                                   19,791
   103,810  Cendant                                                   2,066,857
    42,438  Darden Restaurants                                        1,273,140
    17,900  GTECH Holdings                                              438,013
    11,903  International Game Technology                               320,072
   107,649  McDonald's                                                3,155,192
    14,700  Scientific Games Class A (1)                                315,609
       469  Speedway Motorsports                                         16,087
     9,874  Starbucks (1)                                               488,960
    33,700  Wendy's International                                     1,446,741
    33,262  Yum! Brands                                               1,561,984
                                                                   ------------
                                                                     12,466,643
                                                                   ------------


--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005


  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            FINANCIAL INSTITUTION & SERVICES - 8.4%
    57,936  American Express                                          3,053,227
    52,748  Annaly Mortgage Management                                1,008,542
    29,000  Anworth Mortgage Asset                                      270,570
    63,435  Automatic Data Processing                                 2,755,616
    26,069  Bear Stearns                                              2,467,692
    22,691  Capital One Financial                                     1,608,565
    28,702  Charles Schwab                                              297,066
    28,564  CIT Group                                                 1,150,558
    68,696  Countrywide Financial                                     2,486,108
    15,673  Deluxe                                                      625,823
    56,900  E*Trade Financial (1)                                       632,159
    31,753  Federal National Mortgage
                   Association                                        1,713,074
    17,495  Federated Investors Class B                                 497,733
    27,691  First American                                              991,338
    74,511  First Data                                                2,833,653
       512  Franklin Resources                                           35,164
    69,476  Freddie Mac                                               4,274,163
   754,009  General Electric                                         27,295,126
    20,973  Goldman Sachs Group                                       2,239,707
    21,229  Legg Mason                                                1,504,287
    33,964  Lehman Brothers Holdings                                  3,115,178
   150,051  MBNA                                                      2,963,507
    37,900  Mellon Financial                                          1,049,451
    46,390  Merrill Lynch                                             2,501,813
    30,401  MFA Mortgage Investments                                    218,279
    71,876  Morgan Stanley                                            3,782,115
        29  Piper Jaffray (1)                                               802
    45,188  Providian Financial (1)                                     753,284
    11,300  Raymond James Financial                                     304,761
    11,900  SEI Investments                                             390,439
     1,300  Student Loan                                                251,875
    18,600  T Rowe Price Group                                        1,026,162
     2,554  WFS Financial (1)                                           114,802
                                                                   ------------
                                                                     74,212,639
                                                                   ------------
            FOOD & GROCERY PRODUCTS - 1.4%
    47,497  Campbell Soup                                             1,412,561
    59,900  General Mills                                             2,959,060
    39,338  HJ Heinz                                                  1,449,605
    35,320  Kellogg                                                   1,587,634
    57,700  Kraft Foods Class A                                       1,870,057

  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            FOOD & GROCERY PRODUCTS - (CONTINUED)
    85,376  Sara Lee                                                  1,826,193
    23,888  Sysco                                                       826,525
       212  Tootsie Roll Industries                                       6,546
                                                                   ------------
                                                                     11,938,181
                                                                   ------------
            FORESTRY & PAPER PRODUCTS - 0.4%
    58,800  Louisiana-Pacific                                         1,446,480
     1,668  Neenah Paper (1)                                             50,190
    25,408  Weyerhaeuser                                              1,743,243
                                                                   ------------
                                                                      3,239,913
                                                                   ------------
            HEALTH & PERSONAL CARE - 15.1%
   126,337  Abbott Laboratories                                       6,210,727
    13,930  Aetna                                                     1,022,044
     7,103  Affymetrix (1)                                              327,519
    14,300  Alberto-Culver                                              636,350
    20,200  AMERIGROUP (1)                                              709,424
    97,566  Amgen (1)                                                 5,679,317
    38,840  Applera - Applied Biosystems
                   Group                                                823,408
    45,983  Avon Products                                             1,842,999
    88,613  Baxter International                                      3,287,542
    39,452  Becton Dickinson                                          2,308,731
    22,020  Biomet                                                      851,954
   182,979  Bristol-Myers Squibb                                      4,757,454
       385  C.R. Bard                                                    27,401
    39,842  Cardinal Health                                           2,214,020
    72,900  Caremark Rx (1)                                           2,919,645
    18,100  Celgene (1)                                                 686,171
     5,700  Charles River Laboratories
                   International (1)                                    270,009
     5,200  Closure Medical (1)                                         139,828
    61,496  Colgate-Palmolive                                         3,061,886
    26,700  Coventry Health Care (1)                                  1,827,081
    14,000  DaVita (1)                                                  564,200
       273  Dentsply International                                       14,922
     4,900  Electro Scientific Industries (1)                            80,997
    95,452  Eli Lilly                                                 5,581,078
    12,000  Estee Lauder Class A                                        460,920
    10,500  Express Scripts (1)                                         941,220
    17,400  Gen-Probe (1)                                               873,306
    35,143  Genentech (1)                                             2,493,044


--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005


  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            HEALTH & PERSONAL CARE - (CONTINUED)
    53,576  Gilead Sciences (1)                                       1,987,670
    49,128  Gillette                                                  2,536,970
    31,241  Guidant                                                   2,314,333
    40,600  HCA                                                       2,267,104
    14,500  Health Net (1)                                              493,435
     6,100  HealthExtras (1)                                            100,955
       400  Henry Schein (1)                                             15,004
     3,800  Hillenbrand Industries                                      209,836
    42,542  Hospira (1)                                               1,427,284
   227,395  Johnson & Johnson                                        15,606,119
    38,330  Kimberly-Clark                                            2,393,709
     8,800  LCA-Vision                                                  344,872
    25,500  Lincare Holdings (1)                                      1,088,340
    10,100  Medicines (1)                                               215,635
    97,622  Medtronic                                                 5,144,679
   182,163  Merck                                                     6,175,326
   573,177  Pfizer                                                   15,573,219
     6,600  PolyMedica                                                  204,534
   185,254  Procter & Gamble                                         10,031,504
    18,694  Quest Diagnostics                                         1,977,825
    38,900  Stryker                                                   1,888,595
    53,638  UnitedHealth Group                                        5,069,327
    19,843  Waters (1)                                                  786,378
     3,400  Watts Water Technologies                                    106,250
    15,200  Weight Watchers International (1)                           634,600
    13,790  WellPoint (1)                                             1,761,673
    56,032  Wyeth                                                     2,518,078
                                                                   ------------
                                                                    133,486,451
                                                                   ------------
            HOUSEHOLD DURABLES & APPLIANCES - 0.2%
    44,353  Newell Rubbermaid                                           963,791
       468  Tupperware                                                    9,875
    17,358  Whirlpool                                                 1,077,237
                                                                   ------------
                                                                      2,050,903
                                                                   ------------
            INSURANCE-LIFE & AGENTS/BROKERS - 0.8%
     7,800  AmerUs Group                                                366,678
     2,900  Commerce Group                                              171,332
    13,300  Conseco                                                     255,892
     3,900  Delphi Financial Group Class A                              161,928
    56,600  Fidelity National Financial                               1,817,426
     9,500  Mercury General                                             502,170

  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            INSURANCE-LIFE & AGENTS/BROKERS - (CONTINUED)
    74,881  Metlife                                                   2,912,871
    11,100  Nationwide Financial Services
                   Class A                                              393,273
     7,904  Prudential Financial                                        451,714
     3,245  Reinsurance Group of America                                145,116
     8,792  UICI                                                        204,150
                                                                   ------------
                                                                      7,382,550
                                                                   ------------
            INTERNATIONAL OIL, CRUDE & PETROLEUM
            PRODUCTS - 7.8%
    23,670  Amerada Hess                                              2,216,695
    38,301  Anadarko Petroleum                                        2,797,505
       706  Ashland                                                      47,471
    16,925  Baker Hughes                                                746,731
    39,515  BJ Services                                               1,926,356
    15,900  Burlington Resources                                        772,899
   166,457  ChevronTexaco                                             8,655,764
    69,663  ConocoPhillips                                            7,304,166
    53,539  Devon Energy                                              2,418,357
   409,259  Exxon Mobil                                              23,340,041
       100  Ferrellgas Partners LP                                        2,115
    24,400  FMC Technologies (1)                                        740,052
     9,000  Forest Oil (1)                                              346,770
    47,507  Halliburton                                               1,975,816
     6,950  Helmerich & Payne                                           267,158
    15,190  Kerr-McGee                                                1,178,744
     1,081  Magnum Hunter Resources (1)                                  15,599
    57,543  Marathon Oil                                              2,679,778
    12,400  Maverick Tube (1)                                           360,716
    13,300  Murphy Oil                                                1,184,897
       332  Newfield Exploration (1)                                     23,582
     9,707  Noble                                                       494,086
    41,100  Occidental Petroleum                                      2,835,900
     5,400  Oceaneering International (1)                               177,174
    35,200  Pogo Producing                                            1,584,352
    20,223  Schlumberger                                              1,383,455
     5,500  SEACOR Holdings (1)                                         313,555
        16  TEL Offshore Trust (1)                                          115
     7,100  Universal Compression Holdings (1)                          249,210
    36,389  Unocal                                                    1,985,020
    17,090  Weatherford International (1)                               891,244


--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005


  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            INTERNATIONAL OIL, CRUDE & PETROLEUM
            PRODUCTS - (CONTINUED)
     8,800  World Fuel Services                                         220,000
                                                                   ------------
                                                                     69,135,323
                                                                   ------------
            MACHINERY & ENGINEERING SERVICES - 0.9%
    24,700  AGCO (1)                                                    424,840
     6,338  Briggs & Stratton                                           205,161
    30,656  Caterpillar                                               2,699,261
    36,672  Deere                                                     2,293,467
    16,600  ITT Industries                                            1,501,636
    21,200  W.W. Grainger                                             1,172,148
                                                                   ------------
                                                                      8,296,513
                                                                   ------------
            MEDIA - 3.8%
     3,823  Advo                                                        110,141
    58,991  Clear Channel Communications                              1,884,173
    61,593  Comcast Class A (1)                                       1,977,751
    70,196  Comcast Special Class A (1)                               2,227,319
    26,627  Gannett                                                   2,050,279
     8,300  Hearst-Argyle Television                                    208,330
     5,200  Journal Communications                                       80,080
    13,600  Knight-Ridder                                               879,920
     1,805  Lee Enterprises                                              74,926
   103,838  Liberty Media (1)                                         1,042,533
    25,772  McGraw-Hill                                               2,244,226
    13,285  Mediacom Communications
                   Class A (1)                                           73,466
    24,643  New York Times Class A                                      822,090
    95,135  News Class A (1)                                          1,453,663
    67,600  News Class B (1)                                          1,076,192
    21,426  Omnicom Group                                             1,776,215
    14,900  Reader's Digest Association                                 253,300
   339,352  Time Warner (1)                                           5,704,507
    35,447  Tribune                                                   1,368,254
    88,085  Viacom Class B                                            3,049,503
   177,058  Walt Disney                                               4,674,331
                                                                   ------------
                                                                     33,031,199
                                                                   ------------
            MINING, METALS & MINERALS - 0.5%
    28,933  Alcoa                                                       839,636
       856  Commercial Metals                                            21,836
    33,371  Nucor                                                     1,705,258

  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            MINING, METALS & MINERALS - (CONTINUED)
    16,800  Phelps Dodge                                              1,442,280
                                                                   ------------
                                                                      4,009,010
                                                                   ------------
            MULTI-LINE PROPERTY & CASUALTY
            INSURANCE - 3.1%
    14,900  Allstate                                                    836,784
    17,100  AMBAC Financial Group                                     1,143,135
     5,200  American Financial Group                                    161,668
   213,838  American International Group                             10,873,662
        30  Berkshire Hathaway Class A (1)                            2,530,500
    32,655  Cincinnati Financial                                      1,314,037
     9,800  Hartford Financial Services Group                           709,226
    10,300  HCC Insurance Holdings                                      366,371
    40,600  MBIA                                                      2,126,628
    19,817  Progressive                                               1,808,698
     7,000  Protective Life                                             267,680
    17,000  Radian Group                                                755,310
    87,345  St. Paul Travelers                                        3,126,951
    46,864  WR Berkley                                                1,523,080
                                                                   ------------
                                                                     27,543,730
                                                                   ------------
            PRECIOUS METALS & MINERALS - 0.2%
    40,908  Newmont Mining                                            1,553,277
                                                                   ------------
            REAL ESTATE - 0.9%
     4,600  Bedford Property Investors                                   97,934
    27,464  Boston Properties                                         1,825,532
     8,800  Brandywine Realty Trust                                     249,040
     4,605  CarrAmerica Realty                                          152,149
    18,393  Equity Office Properties Trust                              578,828
    31,600  Friedman Billings Ramsey Group
                   Class A                                              382,044
    12,700  Liberty Property Trust                                      505,841
     4,019  Prentiss Properties Trust                                   133,511
     7,874  Realty Income                                               189,842
    14,900  Regency Centers                                             784,485
     9,200  Ryland Group                                                564,880
    19,500  Simon Property Group                                      1,288,365
    18,417  St Joe                                                    1,281,639
                                                                   ------------
                                                                      8,034,090
                                                                   ------------
            RETAIL TRADE - 5.8%
    12,600  Abercrombie & Fitch Class A                                 679,770


--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005


  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            RETAIL TRADE - (CONTINUED)
    13,058  Advance Auto Parts (1)                                      696,644
     6,834  Autozone (1)                                                567,222
        18  Bed Bath & Beyond (1)                                           670
    14,061  Best Buy                                                    707,831
    36,083  BJ's Wholesale Club (1)                                     961,612
    17,100  Borders Group                                               413,649
     2,700  Brown Shoe                                                   83,430
    17,600  Carmax (1)                                                  480,128
    16,400  CDW                                                         896,916
    65,000  Costco Wholesale                                          2,637,700
    39,518  CVS                                                       2,038,339
    40,200  Dollar General                                              818,070
    57,278  eBay (1)                                                  1,817,431
    33,500  Family Dollar Stores                                        903,830
    55,000  Foot Locker                                               1,466,300
     7,100  Genesco (1)                                                 182,683
       100  Hibbett Sporting Goods (1)                                    2,697
   138,574  Home Depot                                                4,901,362
     3,300  Ihop                                                        134,970
   102,420  Kroger (1)                                                1,615,164
    70,263  Lowe's                                                    3,661,405
    10,200  Movie Gallery                                               275,706
    13,700  NBTY (1)                                                    292,084
     5,200  Neiman-Marcus Group Class A                                 511,264
    32,200  Nordstrom                                                 1,636,726
    50,900  Office Depot (1)                                            996,622
     3,300  Peet's Coffee & Tea (1)                                      83,490
    26,000  Pier 1 Imports                                              377,520
     5,800  Red Robin Gourmet Burgers (1)                               281,068
    20,000  Sherwin-Williams                                            891,400
    49,720  Staples                                                     948,160
    90,569  Target                                                    4,203,307
    43,000  Toys "R" Us (1)                                           1,090,050
   251,955  Wal-Mart Stores                                          11,877,159
    23,556  Walgreen                                                  1,014,321
    10,972  Whole Foods Market                                        1,094,128
                                                                   ------------
                                                                     51,240,828
                                                                   ------------
            TEXTILES & WEARING APPAREL - 0.6%
    63,900  Coach (1)                                                 1,712,520
    21,400  Jones Apparel Group                                         651,630
     5,500  K-Swiss                                                     165,000

  Shares                                                             Value $
  ------                                                          -------------

            UNITED STATES - (CONTINUED)
            TEXTILES & WEARING APPAREL - (CONTINUED)
    30,171  Liz Claiborne                                             1,068,959
    15,379  Nike Class B                                              1,181,261
       600  VF                                                           33,954
                                                                   ------------
                                                                      4,813,324
                                                                   ------------
            TRANSPORTATION & STORAGE - 1.2%
     8,600  Aviall (1)                                                  251,550
    26,060  FedEx                                                     2,213,797
    18,563  JB Hunt Transport Services                                  725,627
     5,900  Offshore Logistics (1)                                      170,923
    34,700  Swift Transportation (1)                                    740,151
    38,203  Union Pacific                                             2,442,318
    55,699  United Parcel Service                                     3,971,896
    13,200  Werner Enterprises                                          245,256
                                                                   ------------
                                                                     10,761,518
                                                                   ------------
            Total United States                                     798,954,469
                                                                   ------------
            TOTAL COMMON STOCK
            (Cost $823,863,559)                                     850,794,274
                                                                   ------------

            REGISTERED INVESTMENT COMPANY  - 0.0%
            BUSINESS DEVELOPMENT COMPANIES - 0.0%
     7,100  Apollo Investment                                           112,606
                                                                   ------------
            TOTAL REGISTERED
            INVESTMENT COMPANY
            (Cost $111,878)                                             112,606
                                                                   ------------
Principal
 Amount $
---------

            U.S. TREASURY OBLIGATION  - 0.9%
 7,469,000  U.S. Treasury Bill  (2)
                   2.783%, 6/23/05                                    7,439,953
                                                                   ------------
            TOTAL U.S. TREASURY
            OBLIGATION
            (Cost $7,438,607)                                         7,439,953
                                                                   ------------
--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2005


Principal
 Amount $                                                            Value $
---------                                                         -------------

            SHORT-TERM INVESTMENT  - 2.7%

23,589,601  JPMorgan Chase Time Deposit, 1.92%                       23,589,601
                                                                   ------------
            TOTAL SHORT-TERM
            INVESTMENT
            (Cost $23,589,601)                                       23,589,601
                                                                   ------------
            TOTAL INVESTMENTS - 99.9%
            (Cost $855,003,645)                                     881,936,434
                                                                   ------------
            OTHER ASSETS LESS
            LIABILITIES - 0.1%                                        1,209,165
                                                                   ------------
            NET ASSETS - 100.0%                                    $883,145,599
                                                                   ============

(1) Denotes non-income producing security.
(2) The rate shown represents the security's effective yield at time of purchase.
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

FUTURES CONTRACTS:
The Fund had the following futures contracts outstanding at April 30, 2005:

               NUMBER                                 NET
                 OF                   EXPIRATION  UNREALIZED
             CONTRACTS      VALUE        DATE     DEPRECIATION
--------------------------------------------------------------
LONG:
  S&P 500
  Index         105      $30,410,625    Jun-05    $(1,195,307)
                                                  ============



--------------------------------------------------------------------------------
                                       10

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees and Shareholders of Schroder Global Series Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Schroder North American Equity Fund (constituting Schroder Global Series Trust, hereafter referred to as the "Fund") at April 30, 2005, and for the year then ended and have issued our unqualified report thereon dated June 17, 2005 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of April 30, 2005 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
June 17, 2005

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from February 1, 2005 through April 30, 2005 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Schroder Global Series Trust

By (Signature and Title)*                 /s/ Mark A. Hemenetz
                                          ----------------------------------
                                          Mark A. Hemenetz
                                          Principal Executive Officer
Date June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Mark A. Hemenetz
                                          ----------------------------------
                                          Mark A. Hemenetz
                                          Principal Executive Officer
Date June 27, 2005


By (Signature and Title)*                 /s/ Alan M. Mandel
                                          ----------------------------------
                                          Alan M Mandel,
                                          Treasurer and Chief Financial Officer

Date June 27, 2005
* Print the name and title of each signing officer under his or her signature.